united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

TOEWS TACTICAL INCOME FUND

TOEWS TACTICAL OCEANA FUND

TOEWS TACTICAL MONUMENT FUND

TOEWS TACTICAL OPPORTUNITY FUND

TOEWS UNCONSTRAINED INCOME FUND

TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2020

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.toewscorp.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategies enter and exit markets based on asset class price movements. When our system indicates that prices are rising, asset classes remain fully invested, and we attempt to participate in the movement of the target asset class of each Fund (defined in Notes). At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a market for a certain asset class, the respective Fund remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on a Fund’s performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, some Funds may use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower a Fund’s performance.

Each exit out of the market creates a possible market underperformance event. If the system becomes completely defensive and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a defensive posture is implemented. The greater the number of incidents of moving in/out of a market during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the Funds underperform their respective benchmarks. Ideal investors for the Funds are those for whom risk management is paramount.

Generally, relative performance of the Funds improves when markets decline, as was seen briefly during Q4 2018 and Q1 of 2020. During both of these periods of decline, including the most recent Coronavirus-related market volatility, the majority of the Funds were effective at reducing drawdowns because they were in a defensive posture for a significant period of time. As a result of Toews’ strategies becoming defensive during market declines, many of the Funds have outperformed their benchmark returns.

During the previous six months ended on October 31, 2020, Toews Tactical Monument Fund (THLGX), Toews Tactical Opportunity Fund (THSMX), Toews Tactical Oceana Fund (THIDX), Toews Tactical Defensive Alpha Fund (TTDAX) and Toews Tactical Income Fund (THHYX) underperformed their respective benchmarks. The underperformance in THSMX, THLGX and TTDAX can be mostly be attributed to the Funds’ trading strategies which started to exit on September 23rd the equity markets but then quickly began to re-enter on October 3rd, during which time the Domestic Equity allocations were defensive while the benchmarks for THSMX rose over 6% and the benchmark for TTDAX and THLGX rose over 1%. The underperformance in Toews Tactical Income Fund and Toews Tactical Oceana Fund are due, in part, to the multiple short-term exits and re-entries over the course of the six-month period. The Funds’ strategies of exiting asset classes and re-entering based on a signal can, at times, produce underperformance. However, in other markets, these same strategies may outperform their benchmarks.

Toews Unconstrained Income Fund (TUIFX) outperformed its benchmark during the period by 2.2%, the biggest contributing factor was the performance of fund’s allocation to High Yield where the Fund’s High Yield allocation returned more than the month of July 2020 4.5% .

Six Month Performance as of 10-31-2020

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Income Fund	$721,297,644	5.10%	11.08%	ICE BofAML High Yield U.S. Corporates, Cash Pay
Toews Tactical Oceana Fund	$39,384,980	6.23%	8.57%	MSCI EAFE Net
Toews Tactical Monument Fund	$140,323,367	12.35%	13.29%	S&P 500 TR
Toews Tactical Opportunity Fund	$57,811,006	9.04%	18.11% 16.32%	Morningstar US Small Cap TR S&P 400 TR
Toews Unconstrained Income Fund	$63,743,794	3.50%	1.27%	Bloomberg Barclays U.S. Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$108,335,075	11.30%	13.29%	S&P 500 TR

*	Past performance is not indicative of future results

It is worth mentioning that during the previous six months, there was a reorganization of Toews Tactical Growth Allocation Fund (THGWX) into Toews Tactical Monument Fund (THLGX). One of the biggest benefits to the reorganization is the potential for THLGX to gather more assets which may result in lower expenses through economies of scale.

Our policy is to distribute substantially all of the Funds’ net investment income at least annually except for Toews Tactical Income Fund, which intends to make distributions monthly. The remaining Funds intend to distribute net capital gains annually, usually in December. The effect of such a policy has been to provide significant distributions of capital back to shareholders in December for those Funds that had net capital gains and more frequently than annually for net investment income in Toews Tactical Income Fund and Toews Unconstrained Income Fund. Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds have not seen significant change in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Toews Tactical Income Fund and Toews Unconstrained Income Fund.

Our Outlook

We believe that stocks and high yield bonds are overvalued from a historical perspective, and their valuations may be challenged over the coming months. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline, depending on strategy, the Funds can exchange their market exposure for defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of the Fund is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even after the market lost money or moved sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

Options and futures contracts are types of derivatives. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The ICE BofAML High Yield U.S. Corporates, Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

Morningstar US Small Cap TR Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 2377-NLD-12/2/2020

1853795a-053121 ETFMK

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Income Fund	5.10%	3.59%	4.08%	5.15%
BofA Merrill Lynch High Yield Cash Pay Index	11.08%	2.59%	6.14%	6.87%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.59% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2020
Percent of
Net Assets
Mutual Funds	6.6%
Collateral for Securities Loaned	0.1%
Cash and Other Assets Less Liabilities	93.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
	Six Months	1 Year	5 Year	Since Inception*
Toews Tactical Oceana Fund	6.23%	6.16%	2.12%	(0.09)%
The MSCIEAFE Index	8.57%	(6.86)%	2.85%	5.58%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.52% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31,2020
Percent of
Net Assets
Exchange Traded Funds	76.6%
Options Purchased	0.7%
Options Written	(0.1)%
Cash and Other Assets Less Liabilities (1)	22.8%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
	Six Months	1 Year	5 Year	Since Inception*
Toews Tactical Monument Fund	12.35%	23.70%	8.39%	6.95%
S&P 500 Total Return Index	13.29%	9.71%	11.71%	13.70%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.48% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2020
Percent of
Net Assets
Exchange Traded Funds	80.3%
Options Purchased	2.1%
Options Written	(0.2)%
Cash and Other Assets Less Liabilities (1)	17.8%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
	Six Months	1 Year	5 Year	Since Inception*
Toews Tactical Opportunity Fund	9.04%	18.08%	2.96%	3.71%
Morningstar U.S. Small Cap Total Return Index	18.11%	(1.72)%	6.70%	10.48%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.46% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2020
Percent of
Net Assets
Exchange Traded Funds	78.0%
Options Purchased	1.9%
Options Written	(0.4)%
Cash and Other Assets Less Liabilities (1)	20.5%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	3.50%	1.06%	2.62%	2.44%
Bloomberg Barclays Aggregate U.S. Bond Index	1.27%	6.19%	4.08%	3.97%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate U.S. Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.59% of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2020
Percent of
Net Assets
Exchange Traded Fund	49.8%
Mutual Funds	3.1%
Cash and Other Assets Less Liabilities	47.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

Annualized Total Returns as of October 31, 2020

			Annualized
				Since
	Six Months	1 Year	3 Year	Inception*
Toews Tactical Defensive Alpha Fund	11.30%	4.96%	5.00%	8.60%
S&P 500 Total Return Index	13.29%	9.71%	10.42%	13.66%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.32% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2020. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2020
Percent of
Net Assets
Exchange Traded Fund	61.2%
Common Stock	19.8%
Options Purchased	1.6%
Options Written	(0.2)%
Cash and Other Assets Less Liabilities (1)	17.6%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares		Fair Value
	MUTUAL FUNDS - 6.6%
	DEBT FUNDS - 6.6%
1	American High-Income Trust - Class F3	$11
1	BlackRock High Yield Bond Portfolio - Institutional Class	9
6,680,731	Lord Abbett High Yield Fund - Class I	47,165,966
2	PIMCO High Yield Fund - Institutional Class	15
1	Principal High Yield Fund - Institutional Class	9
1	TIAA-CREF Core Bond Fund - Institutional Class	6
1	TIAA-CREF High Yield Fund - Institutional Class	3
	TOTAL MUTUAL FUNDS (Cost - $47,500,054)	47,166,019

	COLLATERAL FOR SECURITIES LOANED- 0.1%
955,650	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.02% + (a)	955,650
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $955,650)

	TOTAL INVESTMENTS - 6.7% (Cost - $48,455,704)	$48,121,669
	CASH AND OTHER ASSETS LESS LIABILITIES - 93.3%	673,175,975
	NET ASSETS - 100.0%	$721,297,644

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

(a)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 76.6%
	DEBT FUNDS - 76.6%
364,200	Vanguard Short-Term Bond ETF				$30,166,686
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,274,619)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.7%
	PUT OPTIONS PURCHASED - 0.7%
80	S&P 500 E-mini	December 2020	$2,975.00	$11,900,000	275,600
	TOTAL OPTIONS PURCHASED (Cost - $137,523)

	TOTAL INVESTMENTS - 77.3% (Cost - $30,412,142)				$30,442,286
	OPTIONS WRITTEN (Premiums Received - $89,916) - (0.1)%				(25,600)
	CASH AND OTHER ASSETS LESS LIABILITIES - 22.8%				8,968,294
	NET ASSETS - 100.0%				$39,384,980

Contracts**
	OPTIONS WRITTEN* - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
(80)	S&P 500 E-mini	December 2020	3,710.00	(14,840,000)	(25,600)
	TOTAL OPTIONS WRITTEN (Premiums Received- $89,916)

OPEN FUTURES CONTRACTS

Number of			Notional Amount at	Unrealized
Contracts	Open Long Future Contracts	Expiration	October 31, 2020	(Depreciation)
147	MSCI EAFE E-Mini	December 2020	$13,111,665	$(913,343)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares					Fair Value
	EXCHANGE TRADED FUND - 80.3%
	DEBT FUND - 80.3%
1,359,900	Vanguard Short-Term Bond ETF				$112,640,517
	TOTAL EXCHANGE TRADED FUND (Cost - $113,039,679)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 2.1%
	PUT OPTIONS PURCHASED - 2.1%
866	S&P 500 E-Mini	December 2020	$2,975.00	$128,817,500	2,983,370
	TOTAL OPTIONS PURCHASED (Cost - $1,488,687)

	TOTAL INVESTMENTS - 82.4% (Cost - $114,528,366)				$115,623,887
	OPTIONS WRITTEN (Premiums Received - $973,338) - (0.2)%				(277,120)
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.8%				24,976,600
	NET ASSETS - 100.0%				$140,323,367

Contracts**
	OPTIONS WRITTEN* - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
(866)	S&P 500 E-Mini	December 2020	3,710.00	(160,643,000)	(277,120)
	TOTAL OPTIONS WRITTEN (Premiums Received- $973,338)

OPEN FUTURES CONTRACTS

Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2020	Unrealized (Depreciation)
194	Nasdaq100 E-Mini	December 2020	$42,859,644	$(1,491,467)
613	S&P 500 E-Mini	December 2020	100,063,055	(3,636,948)
				$(5,128,415)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares					Fair Value
	EXCHANGE TRADED FUND - 78.0%
	DEBT FUND - 78.0%
544,200	Vanguard Short- Term Bond ETF				$45,076,086
	TOTAL EXCHANGE TRADED FUND (Cost - $45,237,369)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 1.9%
	PUT OPTIONS PURCHASED - 1.9%
727	Russell 2000 E-Mini	December 2020	$1,360.00	$49,436,000	1,112,310
	TOTAL OPTIONS PURCHASED (Cost - $666,179)

	TOTAL INVESTMENTS - 79.9% (Cost - $45,903,548)				$46,188,396
	OPTIONS WRITTEN (Premiums Received - $445,695) - (0.4)%				(199,925)
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.5%				11,822,535
	NET ASSETS - 100.0%				$57,811,006

Contracts**
	OPTIONS WRITTEN* - (0.4)%
	CALL OPTIONS WRITTEN - (0.4)%
(727)	Russell 2000 E-Mini	December 2020	1,775.00	(64,521,250)	(199,925)
	TOTAL OPTIONS WRITTEN (Premiums Received- $445,695)

OPEN FUTURES CONTRACTS

Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	October 31, 2020	Unrealized (Depreciation)
373	Russell 2000 Index E-Mini	December 2020	$28,661,320	$(513,722)
152	S&P MidCap 400 E-Mini	December 2020	28,813,120	(475,900)
	TOTAL FUTURES CONTRACTS			$(989,622)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUND - 49.8%
	DEBT FUND - 49.8%
253,600	iShares TIPS Bond ETF	$31,758,328
	TOTAL EXCHANGE TRADED FUND (Cost - $31,508,143)

	MUTUAL FUNDS - 3.1%
	DEBT FUNDS - 3.1%
2	American High-Income Trust - Class F3	18
1	BlackRock High Yield Bond Portfolio - Institutional Class	9
280,694	Lord Abbett High Yield Fund - Class I	1,981,699
2	PIMCO High Yield Fund - Institutional Class	16
2	Principal High Yield Fund - Institutional Class	14
1	TIAA-CREF High Yield Fund - Institutional Class	6
	TOTAL MUTUAL FUNDS (Cost - $1,995,794)	1,981,762

	TOTAL INVESTMENTS - 52.9% (Cost - $33,503,937)	$33,740,090
	CASH AND OTHER ASSETS LESS LIABILITIES - 47.1%	30,003,704
	NET ASSETS - 100.0%	$63,743,794

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 19.8%
	AEROSPACE/DEFENSE - 0.4%
1,600	General Dynamics Corp.	$210,128
700	Northrop Grumman Corp.	202,874
		413,002
	BEVERAGES - 0.5%
4,500	Coca-Cola Co.	216,270
2,800	Monster Beverage Corp.	214,396
1,600	PepsiCo, Inc.	213,264
		643,930
	BIOTECH & PHARMA - 1.8%
2,700	AbbVie, Inc.	229,770
1,000	Amgen, Inc.	216,940
3,700	Bristol-Myers Squibb Co.	216,265
1,600	Eli Lilly and Co.	208,736
3,700	Gilead Sciences, Inc.	215,155
1,600	Johnson & Johnson	219,376
2,900	Merck & Co., Inc.	218,109
6,100	Pfizer, Inc.	216,428
1,300	Zoetis, Inc.	206,115
		1,946,894
	CABLE & SATELLITE - 0.4%
400	Charter Communications, Inc.	241,528
5,000	Comcast Corp.	211,200
		452,728
	CHEMICALS - 0.2%
1,000	Linde PLC	220,340

	COMMERCIAL SERVICES - 0.6%
2,500	Republic Services, Inc.	220,425
3,600	Rollins, Inc.	208,260
2,000	Waste Management, Inc.	215,820
		644,505
	CONTAINERS & PACKAGING - 0.2%
2,400	Ball Corp.	213,600

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
1,400	3M Co.	223,944

	E-COMMERCE DISCRETIONARY - 0.5%
100	Amazon.com, Inc.	303,615
4,400	eBay, Inc.	209,572
		513,187
	ELECTRIC UTILITIES - 1.2%
3,900	Alliant Energy Corp.	215,592
2,400	American Electric Power Company, Inc.	215,832
3,400	CMS Energy Corp.	215,322
2,700	Consolidated Edison, Inc.	211,923
3,600	Public Service Enterprise Group, Inc.	209,340
3,000	Xcel Energy, Inc.	210,090
		1,278,099
	ELECTRICAL EQUIPMENT - 0.2%
4,000	A O Smith Corp.	206,760

	ENTERTAINMENT CONTENT - 0.6%
2,700	Activision Blizzard, Inc.	204,471
1,700	Electronic Arts, Inc.	203,711
1,300	Take-Two Interactive Software, Inc.	201,396
		609,578
	FOOD - 1.3%
4,600	Campbell Soup Co.	214,682
6,000	Conagra Brands, Inc.	210,540
3,600	General Mills, Inc.	212,832
4,400	Hormel Foods Corp.	214,236
1,900	J M Smucker Co.	213,180
3,400	Kellogg Co.	213,826
4,000	Mondelez International, Inc.	212,480
		1,491,776
	GAS & WATER UTILITIES - 0.2%
2,400	Atmos Energy Corp.	220,008

	HEALTH CARE FACILITIES & SERVICES - 0.2%
3,900	CVS Health Corp.	218,751

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 19.8% (Continued)
	HOME CONSTRUCTION - 0.2%
4,000	Masco Corp.	$214,400

	HOUSEHOLD PRODUCTS - 1.0%
2,500	Church & Dwight Co., Inc.	220,975
1,000	Clorox Co.	207,250
2,800	Colgate-Palmolive Co.	220,892
1,600	Kimberly-Clark Corp.	212,144
1,600	Procter & Gamble Co.	219,360
		1,080,621
	INDUSTRIAL SUPPORT SERVICES - 0.2%
5,000	Fastenal Co.	216,150

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,300	Intercontinental Exchange, Inc.	217,120

	INSURANCE - 1.2%
1,200	Aon PLC	220,812
2,100	Arthur J Gallagher & Co.	217,791
1,100	Berkshire Hathaway, Inc.	222,090
2,100	Marsh & McLennan Cos., Inc.	217,266
2,400	Progressive Corp.	220,560
1,100	Willis Towers Watson PLC	200,728
		1,299,247
	INTERNET MEDIA & SERVICES - 0.5%
100	Alphabet, Inc.	162,101
100	Alphabet, Inc.	161,611
1,100	VeriSign, Inc.	209,770
		533,482
	LEISURE FACILITIES & SERVICES - 0.2%
1,000	McDonald’s Corp.	213,000

	MACHINERY - 0.2%
1,300	IDEX Corp.	221,507

	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,000	Abbott Laboratories	210,220
2,100	Agilent Technologies, Inc.	214,389
2,700	Baxter International, Inc.	209,439
900	Becton Dickinson and Co.	208,017
400	Bio-Rad Laboratories, Inc.	234,568
900	Danaher Corp.	206,586
1,700	PerkinElmer, Inc.	220,235
1,200	STERIS PLC	212,628
500	Thermo Fisher Scientific, Inc.	236,560
800	West Pharmaceutical Services, Inc.	217,656
		2,170,298
	RETAIL - CONSUMER STAPLES - 0.8%
600	Costco Wholesale Corp.	214,572
1,000	Dollar General Corp.	208,710
6,700	Kroger Co.	215,807
1,500	Walmart, Inc.	208,125
		847,214
	RETAIL - DISCRETIONARY - 0.4%
1,600	Tiffany & Co.	209,344
1,600	Tractor Supply Co.	213,136
		422,480
	SOFTWARE - 1.0%
2,200	Akamai Technologies, Inc.	209,264
3,100	Cerner Corp.	217,279
1,900	Citrix Systems, Inc.	215,213
3,800	Oracle Corp.	213,218
600	Tyler Technologies, Inc.	230,628
		1,085,602
	TECHNOLOGY HARDWARE - 0.6%
1,600	F5 Networks, Inc.	212,704
2,200	Garmin Ltd.	228,844
10,600	Juniper Networks, Inc.	209,032
		650,580
	TECHNOLOGY SERVICES - 1.0%
1,600	Broadridge Financial Solutions, Inc.	220,160
1,500	Equifax, Inc.	204,900
2,000	International Business Machines Corp.	223,320
1,400	Jack Henry & Associates, Inc.	207,550
1,200	Verisk Analytics, Inc.	213,564
		1,069,494

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2020

Shares					Fair Value
	COMMON STOCK - 19.8% (Continued)
	TELECOMMUNICATIONS - 0.6%
8,100	AT&T, Inc.				$218,862
1,900	T-Mobile US, Inc.				208,183
3,800	Verizon Communications, Inc.				216,562
					643,607
	TOBACCO & CANNABIS - 0.2%
5,800	Altria Group, Inc.				209,264

	TRANSPORTATION & LOGISTICS - 0.8%
2,400	CH Robinson Worldwide, Inc.				212,232
2,400	Expeditors International of Washington, Inc.				212,088
1,700	JB Hunt Transport Services, Inc.				206,958
1,300	United Parcel Service, Inc.				204,243
					835,521
	TRANSPORTATION EQUIPMENT - 0.2%
2,500	PACCAR, Inc.				213,450

	TOTAL COMMON STOCK (Cost - $21,467,632)				21,440,139

	EXCHANGE TRADED FUND - 61.2%
	DEBT FUND - 61.2%
800,000	Vanguard Short-Term Bond ETF				66,264,000
	TOTAL EXCHANGE TRADED FUND (Cost - $66,328,640)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 1.6%
	PUT OPTIONS PURCHASED - 1.6%
709	Russell 2000 Index E-Mini	December 2020	$1,360.00	$48,212,000	1,084,770
199	S&P 500 E-Mini	December 2020	2,975.00	29,601,250	685,555
	TOTAL OPTIONS PURCHASED (Cost - $991,773)				1,770,325

	TOTAL INVESTMENTS - 82.6% (Cost - $88,788,045)				$89,474,464
	OPTIONS WRITTEN (Premiums Received - $658,325) - (0.2)%				(258,655)
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.6%				19,119,266
	NET ASSETS - 100.0%				$108,335,075

Contracts**
	OPTIONS WRITTEN* - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
(709)	Russell 2000 Index E-Mini	December 2020	1,775.00	64,521,250	(194,975)
(199)	S&P 500 E-Mini	December 2020	3,710.00	(36,914,500)	(63,680)
	TOTAL OPTIONS WRITTEN (Premiums Received - $658,325)				(258,655)

OPEN FUTURES CONTRACTS

Number of			Notional Amount at		Unrealized
Contracts	Open Long Future Contracts	Expiration	October 31, 2020		(Depreciation)
122	MSCI EAFE E-Mini	December 2020	$10,881,790		$(778,062)
29	Nasdaq 100 E-Mini	December 2020	6,406,854		(173,079)
352	Russell 2000 Index E-Mini	December 2020	27,047,680		(458,195)
93	S&P 500 E-Mini	December 2020	15,180,855		(467,343)
143	S&P MidCap 400 E-Mini	December 2020	27,107,080		(444,373)
	TOTAL FUTURES CONTRACTS				$(2,321,052)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2020

	Toews Tactical	Toews Tactical
	Income	Oceana
	Fund	Fund
ASSETS:
Investments, at cost	$48,455,704	$30,412,142
Investments, at fair value	$48,121,669	$30,442,286
Cash and cash equivalents	257,656,532	3,726,764
Cash deposit with broker - futures margin balance	275,619	5,933,672
Receivable for securities sold	416,704,314	280,844
Receivable for Fund shares sold	1,503,309	24,077
Dividends and interest receivable	591,458	89
Prepaid expenses and other assets	65,153	10,611
Total Assets	724,918,054	40,418,343

LIABILITIES:

Options Contracts Written at Value (premiums received of $0 and $89,916 respectively)	—	25,600
Payable for Fund shares redeemed	1,927,442	12,471
Collateral on securities loaned	955,650	—
Accrued advisory fees	608,537	29,483
Payable to related parties	95,823	12,999
Accrued expenses and other liabilities	32,958	10,767
Unrealized depreciation from open futures contracts	—	913,343
Payable for securities purchased	—	28,700
Total Liabilities	3,620,410	1,033,363

Net Assets	$721,297,644	$39,384,980

NET ASSETS CONSIST OF:
Paid in capital	$729,924,714	$42,858,269
Accumulated earnings (losses)	(8,627,070)	(3,473,289)
Net Assets	$721,297,644	$39,384,980

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	66,554,268	4,277,941
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.84	$9.21

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2020

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$114,528,366	$45,903,548	$33,503,937	$88,788,045
Investments, at fair value	$115,623,887	$46,188,396	$33,740,090	$89,474,464
Cash and cash equivalents	22,167,461	8,678,093	11,068,690	9,107,974
Cash deposit with broker - futures margin balance	11,355,914	4,178,927	—	8,856,561
Receivable for Fund shares sold	63,551	33,452	141,040	53,135
Dividends and interest receivable	351	126	27,453	22,828
Receivable for securities sold	—	—	18,990,273	25,090,066
Receivable for Foreign Tax Reclaims	—	—	—	3,046
Prepaid expenses and other assets	81,497	11,244	14,412	11,127
Total Assets	149,292,661	59,090,238	63,981,958	132,619,201

LIABILITIES:
Options Contracts Written at Value (premiums received of $973,338, $445,695, $0 and $658,325 respectively)	277,120	199,925	—	258,655
Accrued advisory fees	122,066	45,822	51,628	111,045
Unrealized depreciation from open futures contracts	5,128,415	989,622	—	2,321,052
Payable for securities purchased	—	—	—	21,491,781
Payable for Fund shares redeemed	3,428,613	25,810	137,267	53,489
Payable to related parties	13,080	8,317	22,207	23,976
Accrued expenses and other liabilities	—	9,736	27,062	24,128
Total Liabilities	8,969,294	1,279,232	238,164	24,284,126

Net Assets	$140,323,367	$57,811,006	$63,743,794	$108,335,075

NET ASSETS CONSIST OF:
Paid in capital	$128,633,292	$63,733,280	$66,904,074	$101,997,118
Accumulated earnings (losses)	11,690,075	(5,922,274)	(3,160,280)	6,337,957
Net Assets	$140,323,367	$57,811,006	$63,743,794	$108,335,075

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,702,140	5,209,593	6,408,243	9,319,998
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$14.46	$11.10	$9.95	$11.62

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2020

	Toews Tactical	Toews Tactical
	Income	Oceana
	Fund	Fund
Investment Income:
Interest income	$10,784	$1,035
Dividend income	12,813,632	280,515
Securities lending, net	22,354	—
Total Investment Income	12,846,770	281,550

Operating Expenses:
Investment advisory fees	3,344,399	182,985
Third party administrative servicing fees	197,834	13,178
Administration fees	187,183	14,905
Fund accounting fees	72,638	3,519
Transfer agent fees	25,527	2,443
Printing expenses	24,240	3,529
Registration fees	24,073	12,166
Compliance officer fees	22,487	1,542
Legal fees	12,917	4,032
Audit and tax fees	9,638	8,701
Trustees’ fees	7,562	7,563
Insurance expenses	5,951	353
Interest expenses	—	1,226
Miscellaneous expenses	6,555	1,130
Total Operating Expenses	3,941,004	257,272

Less: Expenses waived by Adviser	—	(26,944)
Net Operating Expenses	3,941,004	230,328

Net Investment Income	8,905,766	51,222

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	21,362,240	303,267
Purchased options contracts	—	(280,970)
Options Written	—	112,888
Futures contracts	121,414	2,161,621
Net change in unrealized appreciation (depreciation) on:
Investments	308,666	(105,155)
Purchased options contracts	—	138,077
Options Written	—	64,316
Futures contracts	—	(913,343)
Net Realized and Unrealized Gain on Investments, Purchased Options and Futures Contracts	21,792,320	1,480,701

Net Increase in Net Assets Resulting From Operations	$30,698,086	$1,531,923

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2020

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$2,995	$1,276	$—	$3,367
Dividend income	901,057	409,983	873,170	854,899
Total Investment Income	904,052	411,259	873,170	858,266

Operating Expenses:
Investment advisory fees	592,240	265,230	311,207	571,728
Registration fees	21,799	12,588	15,035	16,149
Third party administrative servicing fees	24,781	17,943	35,590	43,789
Administration fees	35,292	18,109	25,363	37,509
Audit and tax fees	8,701	8,700	9,647	8,756
Trustees’ fees	7,562	7,562	7,562	7,563
Legal fees	4,612	4,495	4,570	5,299
Compliance officer fees	3,870	1,912	2,859	4,287
Fund accounting fees	11,597	4,831	7,626	12,471
Printing expenses	3,232	3,691	8,935	4,441
Insurance expenses	484	495	679	1,228
Transfer agent fees	3,056	2,568	3,241	8,038
Interest expenses	687	1,514	—	2,454
Miscellaneous expenses	4,973	1,260	1,614	1,261
Total Operating Expenses	722,886	350,898	433,928	724,973

Less: Expenses recapture or (waived) by Adviser	32,287	(17,271)	(44,870)	(7,923)
Net Operating Expenses	755,173	333,627	389,058	717,050

Net Investment Income	148,879	77,632	484,112	141,216

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	892,313	421,322	1,274,623	3,176,673
Purchased options contracts	(2,851,982)	(1,294,717)	—	(2,476,711)
Options Written	—	—	—	98,708
Futures contracts	17,966,261	7,866,328	—	17,354,479
Net change in unrealized appreciation (depreciation) on:
Investments	(368,284)	(157,072)	278,029	(241,006)
Purchased options contracts	2,224,319	799,143	—	1,428,513
Options Written	696,218	245,770	—	399,670
Futures contracts	(8,162,082)	(4,259,094)	—	(7,439,519)
Net Realized and Unrealized Gain on Investments, Purchased Options and Futures Contracts	10,396,763	3,621,680	1,552,652	12,300,807

Net Increase in Net Assets Resulting From Operations	$10,545,642	$3,699,312	$2,036,764	$12,442,023

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020	October 31, 2020	April 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$8,905,766	$16,847,488	$51,222	$297,172
Net realized gain (loss) on investments, purchased options and futures contracts	21,483,654	(12,628,683)	2,296,806	449,545
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	308,666	(13,761,419)	(816,105)	(1,509,024)
Net increase (decrease) in net assets resulting from operations	30,698,086	(9,542,614)	1,531,923	(762,307)

Dividends and Distributions to Shareholders:
Total distributions paid	(9,939,177)	(17,205,044)	—	(349,278)
Total Dividends and Distributions to Shareholders	(9,939,177)	(17,205,044)	—	(349,278)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	230,764,630	308,418,680	12,624,851	7,354,871
Reinvestment of dividends and distributions	9,527,083	16,647,859	—	343,664
Cost of shares redeemed	(151,459,621)	(215,987,187)	(3,460,072)	(10,136,330)
Net increase (decrease) in net assets from share transactions of beneficial interest	88,832,092	109,079,352	9,164,779	(2,437,795)

Total Increase (Decrease) in Net Assets	109,591,001	82,331,694	10,696,702	(3,549,380)

Net Assets:
Beginning of period	611,706,643	529,374,949	28,688,278	32,237,658
End of period	$721,297,644	$611,706,643	$39,384,980	$28,688,278

Share Activity:
Shares Sold	21,246,820	28,573,508	1,334,890	834,607
Shares Reinvested	880,378	1,537,018	—	38,441
Shares Redeemed	(13,980,380)	(20,015,173)	(364,388)	(1,147,894)
Net increase (decrease) in shares of beneficial interest outstanding	8,146,818	10,095,353	970,502	(274,846)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020	October 31, 2020	April 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$148,879	$203,841	$77,632	$400,166
Net realized gain (loss) on investments, purchased options and futures contracts	16,006,592	3,528,570	6,992,933	(298,529)
Net change in unrealized appreciation on investments, purchased options and futures contracts	(5,609,829)	310,899	(3,371,253)	1,041,249
Net increase in net assets resulting from operations	10,545,642	4,043,310	3,699,312	1,142,886

Distributions to Shareholders:
Total distributions paid	—	(315,792)	—	(499,016)
Total Dividends and Distributions to Shareholders	—	(315,792)	—	(499,016)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	30,505,170	78,513,378	19,555,138	11,310,737
Net proceeds from merger (Note 10)	20,684,872	—	—	—
Reinvestment of dividends and distributions	—	310,499	—	490,149
Cost of shares redeemed	(18,121,274)	(13,920,056)	(6,538,123)	(15,320,792)
Net increase (decrease) in net assets from share transactions of beneficial interest	33,068,768	64,903,821	13,017,015	(3,519,906)

Total Decrease in Net Assets	43,614,410	68,631,339	16,716,327	(2,876,036)

Net Assets:
Beginning of period	96,708,957	28,077,618	41,094,679	43,970,715
End of period	$140,323,367	$96,708,957	$57,811,006	$41,094,679

Share Activity:
Shares Sold	3,441,826	6,273,211	1,751,323	1,166,312
Shares Reinvested	—	25,081	—	49,409
Shares Redeemed	(1,251,242)	(1,134,124)	(578,586)	(1,564,653)
Net increase (decrease) in shares of beneficial interest outstanding	2,190,584	5,164,168	1,172,737	(348,932)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020	October 31, 2020	April 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$484,112	$1,263,005	$141,216	$1,706,016
Net realized gain (loss) on investments, purchased options and futures contracts	1,274,623	(31,231)	18,153,149	(6,123,654)
Distributions of capital gains from underlying investment companies	—	—	—	10,725
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	278,029	(1,808,655)	(5,852,342)	(1,006,020)
Net increase (decrease) in net assets resulting from operations	2,036,764	(576,881)	12,442,023	(5,412,933)

Dividends and Distributions to Shareholders:
Total distributions paid	(486,668)	(1,332,076)	—	(9,009,029)
Total Dividends and Distributions to Shareholders	(486,668)	(1,332,076)	—	(9,009,029)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	16,287,917	30,475,415	11,610,546	43,102,921
Reinvestment of dividends and distributions	456,635	1,270,122	—	8,882,049
Cost of shares redeemed	(16,349,124)	(29,387,787)	(25,478,481)	(43,637,766)
Net increase (decrease) in net assets from share transactions of beneficial interest	395,428	2,357,750	(13,867,935)	8,347,204

Total Increase (Decrease) in Net Assets	1,945,524	448,793	(1,425,912)	(6,074,758)

Net Assets:
Beginning of period	61,798,270	61,349,477	109,760,987	115,835,745
End of period	$63,743,794	$61,798,270	$108,335,075	$109,760,987

Share Activity:
Shares Sold	1,625,811	3,038,179	999,048	3,775,209
Shares Reinvested	46,001	126,820	—	765,694
Shares Redeemed	(1,643,271)	(2,961,272)	(2,189,021)	(3,987,443)
Net increase (decrease) in shares of beneficial interest outstanding	28,541	203,727	(1,189,973)	553,460

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	ended		ended	ended		ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.47		$10.96	$10.68		$11.33	$11.01	$10.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.15		0.33	0.30		0.34	0.41	0.10
Net realized and unrealized gain (loss) on investments	0.38		(0.48)	0.28		(0.29)	0.44	0.24
Total from investment operations	0.53		(0.15)	0.58		0.05	0.85	0.34
LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.34)	(0.30)		(0.33)	(0.49)	(0.09)
From net realized gains on investments	—		—	(0.00	) (e)	(0.37)	(0.04)	—
Total distributions	(0.16)		(0.34)	(0.30)		(0.70)	(0.53)	(0.09)
Net asset value, end of period	$10.84		$10.47	$10.96		$10.68	$11.33	$11.01
Total return (b)	5.10	% (g)	(1.41)%	5.54%		0.38%	7.28%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$721,298		$611,707	$529,375		$589,485	$540,726	$333,558
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.18	% (f)	1.19%	1.20%		1.19%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.18	% (f)	1.19%	1.20%		1.19%	1.20%	1.28%
Net investment income, net of reimbursement/recapture (c,d)	2.66	% (f)	3.03%	2.86%		3.06%	3.64%	0.93%
Portfolio turnover rate	467	% (g)	1323%	623%		541%	355%	739%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$8.67		$9.00	$9.25	$8.64	$8.59	$8.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01		0.09	0.09	0.04	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	0.53		(0.31)	(0.25)	0.57	0.12	(0.23)
Total from investment operations	0.54		(0.22)	(0.16)	0.61	0.05	(0.33)
LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	(0.09)	—	—	—
Total distributions	—		(0.11)	(0.09)	—	—	—
Net asset value, end of period	$9.21		$8.67	$9.00	$9.25	$8.64	$8.59
Total return (b)	6.23	% (f)	(2.51)%	(1.68)%	7.06%	0.58%	(3.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$39,385		$28,688	$32,238	$51,143	$47,027	$73,074
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.40	% (e)	1.46%	1.41%	1.35%	1.38%	1.42%
Net investment Income (loss), net of reimbursement (c,d)	0.28	% (e)	1.00%	1.00%	0.38%	(0.88)%	(1.16)%
Portfolio turnover rate	108	% (f)	514%	570%	761%	11%	27%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$12.87		$11.96	$10.38	$9.96	$9.33	$11.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		0.07	0.11	0.04	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	1.57		0.99	1.50	0.38	0.71	(1.54)
Total from investment operations	1.59		1.06	1.61	0.42	0.63	(1.66)
LESS DISTRIBUTIONS:
From net investment income	—		(0.15)	(0.03)	—	—	—
From net realized gains on investments	—		—	—	—	—	(0.27)
Total distributions	—		(0.15)	(0.03)	—	—	(0.27)
Net asset value, end of period	$14.46		$12.87	$11.96	$10.38	$9.96	$9.33
Total return (b)	12.35	% (g)	8.90%	15.53%	4.22%	6.75%	(14.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$140,323		$96,709	$28,078	$41,607	$40,832	$58,185
Ratios to average net assets
Expenses, net of reimbursement (c)	1.27	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.22	% (f)	1.42%	1.47%	1.39%	1.32%	1.48%
Net investment income (loss), net of reimbursement (c,d)	0.25	% (f)	0.59%	0.98%	0.40%	(0.88)%	(1.16)%
Portfolio turnover rate	114	% (g)	446%	548%	752%	0%	27%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes expense recapture of prior years’ expense waiver/reimbursements.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.18		$10.03	$9.37	$9.29	$9.25	$10.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		0.10	0.09	0.04	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	0.90		0.18	0.59	0.04	0.12	(1.35)
Total from investment operations	0.92		0.28	0.68	0.08	0.04	(1.47)
LESS DISTRIBUTIONS:
From net investment income	—		(0.13)	(0.02)	—	—	—
From net realized gains on investments	—		—	—	—	—	(0.07)
Total distributions	—		(0.13)	(0.02)	—	—	(0.07)
Net asset value, end of period	$11.10		$10.18	$10.03	$9.37	$9.29	$9.25
Total return (b)	9.04	% (f)	2.78%	7.29%	0.86%	0.43%	(13.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,811		$41,095	$43,971	$65,004	$61,905	$88,577
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32	% (e)	1.40%	1.39%	1.32%	1.28%	1.40%
Net investment income (loss), net of reimbursement (c,d)	0.29	% (e)	1.00%	0.99%	0.38%	(0.88)%	(1.17)%
Portfolio turnover rate	115	% (f)	515%	565%	756%	13%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$9.69		$9.93	$9.70	$10.45	$10.10	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.08		0.20	0.19	0.21	0.23	0.11
Net realized and unrealized gain (loss) on investments	0.26		(0.23)	0.24	(0.51)	0.39	0.06
Total from investment operations	0.34		(0.03)	0.43	(0.30)	0.62	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.21)	(0.20)	(0.21)	(0.26)	(0.11)
From net realized gains on investments	—		—	—	(0.24)	(0.01)	—
Total distributions	(0.08)		(0.21)	(0.20)	(0.45)	(0.27)	(0.11)
Net asset value, end of period	$9.95		$9.69	$9.93	$9.70	$10.45	$10.10
Total return (b)	3.50	% (f)	(0.30)%	4.48%	(3.03)%	5.90%	1.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$63,744		$61,798	$61,349	$100,405	$109,076	$92,398
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.39	% (e)	1.33%	1.30%	1.30%	1.27%	1.37%
Net investment income, net of reimbursement (c,d)	1.56	% (e)	2.00%	2.02%	2.05%	2.25%	1.13%
Portfolio turnover rate	215	% (f)	920%	666%	650%	496%	496%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended	ended
	October 31, 2020		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016*
	(Unaudited)
Net asset value, beginning of period	$10.44		$11.63	$10.99	$11.66	$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01		0.16	0.10	0.06	(0.07)	(0.01)
Net realized and unrealized gain on investments	1.17		(0.48)	0.67	0.81	1.09	1.01
Total from investment operations	1.18		(0.32)	0.77	0.87	1.02	1.00
LESS DISTRIBUTIONS:
From net investment income	—		(0.24)	(0.04)	(0.02)	—	—
From net realized gains on investments	—		(0.63)	(0.09)	(1.52)	(0.36)	—
Total distributions	—		(0.87)	(0.13)	(1.54)	(0.36)	—
Net asset value, end of period	$11.62		$10.44	$11.63	$10.99	$11.66	$11.00
Total return (b)	11.30	% (f)	(3.51)%	7.32%	7.17%	9.49%	10.00	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$108,335		$109,761	$115,836	$122,416	$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.27	% (e)	1.26%	1.26%	1.28%	1.27%	1.83	% (e)
Net investment Income (loss), net of reimbursement (c,d)	0.25	% (e)	1.42%	0.93%	0.49%	(0.61)%	(0.28	)% (e)
Portfolio turnover rate	388	% (f)	1080%	854%	933%	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2020

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Tactical Oceana Fund (the “Oceana Fund”), Toews Tactical Monument Fund (the “Monument Fund”), Toews Tactical Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tactical Defensive Alpha Fund is a non-diversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$47,166,019	$—	$—	$47,166,019
Collateral for Securities Loaned	955,650	—	—	955,650
Total	$48,121,669	$—	$—	$48,121,669

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,166,686	$—	$—	$30,166,686
Purchased Options Contracts	—	275,600	—	275,600
Total	$30,166,686	$275,600	$—	$30,442,286
Liabilities
Options Written	$—	$25,600	$—	$25,600
Futures Contracts**	913,343	—	—	913,343
Total	$913,343	$25,600	$—	$938,943

Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$112,640,517	$—	$—	$112,640,517
Purchased Options Contracts	—	2,983,370	—	2,983,370
Total	$112,640,517	$2,983,370	$—	$115,623,887
Liabilities
Options Written	$—	$277,120	$—	$277,120
Futures Contracts**	5,128,415	—	—	5,128,415
Total	$5,128,415	$277,120	$—	$5,405,535

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$45,076,086	$—	$—	$45,076,086
Purchased Options Contracts	—	1,112,310	—	1,112,310
Total	$45,076,086	$1,112,310	$—	$46,188,396
Liabilities
Options Written	$—	$199,925	$—	$199,925
Futures Contracts**	989,622	—	—	989,622
Total	$989,622	199,925	—	$1,189,547

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$31,758,328	$—	$—	$31,758,328
Mutual Funds	1,981,762	—	—	1,981,762
Total	$33,740,090	$—	$—	$33,740,090

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$21,440,139	$—	$—	$21,440,139
Exchange Traded Fund	66,264,000	—	—	66,264,000
Purchased Options Contracts	—	1,770,325	—	1,770,325
Total	$87,704,139	$1,770,325	$—	$89,474,464
Liability
Options Written	$—	$258,655	$—	$258,655
Futures Contracts**	2,321,052	—	—	2,321,052
Total	$2,321,052	$258,655	$—	$2,579,707

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized depreciation at October 31, 2020

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre- existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended October 31, 2020, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation)	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts*	Futures Contracts	Futures Contracts
Tactical Income Fund	$ —	$ —	$121,414
Oceana Fund	(913,343)	(913,343)	2,161,621
Monument Fund	(5,128,415)	(8,162,082)	17,966,261
Opportunity Fund	(989,622)	(4,259,094)	7,866,328
Tactical Defensive Alpha Fund	(2,321,052)	(7,439,519)	17,354,479

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Investments at Value	Contracts	Contracts
Oceana Fund	$275,600	$138,077	$(168,082)
Monument Fund	2,983,370	2,224,319	(2,851,982)
Opportunity Fund	1,112,310	799,143	(1,294,717)
Tactical Defensive Alpha Fund	1,770,325	1,428,513	(2,378,003)

		Statements of
		Operations
	Statements of Assets	Change in Unrealized	Statements of
	and Liabilities	Appreciation	Operations Realized
	Options Contracts	(Depreciation) on	Gain (Loss) on
Fund	Written at Value	Options Written	Options Written
Oceana Fund	$25,600	$64,316	$112,888
Monument Fund	277,120	696,218	—
Opportunity Fund	199,925	245,770	—
Tactical Defensive Alpha Fund	258,655	399,670	98,708

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2020.

Tactical Income Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Securities lending	$955,650	$—	$955,650	$—	$(955,650)	$—
Total	$955,650	$—	$955,650	$—	$(955,650)	$—

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

Oceana Fund

				Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts
	Gross Amounts of	Statement of	Presented in the	Financial
	Recognized	Assets &	Statement of Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$(913,343)	$—	$(913,343)	$913,343	$—	$—
Options written	(25,600)	—	(25,600)	25,600	—	—
Total	$(938,943)	$—	$(938,943)	$938,943	$—	$—

Monument Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$(5,128,415)	$—	$(5,128,415)	$5,128,415	$—	$—
Options written	(277,120)	—	(277,120)	277,120	—	—
Total	$(5,405,535)	$—	$(5,405,535)	$5,405,535	$—	$—

Opportunity Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$(989,622)	$—	$(989,622)	$989,622	$—	$—
Options written	(199,925)	—	(199,925)	199,925	—	—
Total	$(1,189,547)	$—	$(1,189,547)	$1,189,547	$—	$—

Tactical Defensive Alpha Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$(2,321,052)	$—	$(2,321,052)	$2,321,052	$—	$—
Options written	(258,655)	—	(258,655)	258,655	—	—
Total	$(2,579,707)	$—	$(2,579,707)	$2,579,707	$—	$—

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2018 to April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2021, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2020 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Recapture/(Waived)
Tactical Income Fund	$3,344,399	$—
Oceana Fund	182,985	(26,944)
Monument Fund	592,240	32,287
Opportunity Fund	265,230	(17,271)
Unconstrained Income Fund	311,207	(44,870)
Tactical Defensive Alpha Fund	571,728	(7,923)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2021	April 30, 2022	April 30, 2023	Total
Oceana Fund	$48,256	$60,510	$63,590	$172,356
Monument Fund	59,749	69,063	59,975	188,787
Opportunity Fund	44,849	68,407	59,755	173,011
Unconstrained Income Fund	56,644	38,366	53,268	148,278
Tactical Defensive Alpha Fund	28,594	13,157	6,495	48,246

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the six months ended October 31, 2020, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2020, amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$1,888,974,248	$2,282,389,631
Oceana Fund	37,331,979	30,303,014
Monument Fund	141,561,884	106,066,458
Opportunity Fund	59,487,074	47,463,198
Unconstrained Income Fund	107,685,294	127,372,308
Tactical Defensive Alpha Fund	359,073,009	367,414,460

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Oceana Fund	Vanguard Short-Term Bond ETF	76.6%
Monument Fund	Vanguard Short-Term Bond ETF	80.3%
Opportunity Fund	Vanguard Short-Term Bond ETF	78.0%
Unconstrained Income Fund	iShares TIPS Bond ETF	49.8%
Defensive Alpha Fund	Vanguard Short-Term Bond ETF	61.2%

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2020, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$54,174,691	$2	(6,053,024)	$(6,053,022)
Oceana Fund	30,322,226	202,393	(107,933)	94,460
Monument Fund	115,859,060	2,190,901	(2,703,194)	(512,293)
Opportunity Fund	48,374,314	691,901	(3,077,744)	(2,385,843)
Unconstrained Income Fund	34,905,554	250,188	(1,415,652)	(1,165,464)
Tactical Defensive Alpha Fund	93,922,925	1,228,284	(5,935,400)	(4,707,116)

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2020 and April 30, 2019 was as follows:

	For the period ended April 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Growth Allocation Fund	$298,848	$—	$—	$298,848
Tactical Income Fund	17,205,044	—	—	17,205,044
Oceana Fund	349,278	—	—	349,278
Monument Fund	315,792	—	—	315,792
Opportunity Fund	499,016	—	—	499,016
Unconstrained Income Fund	1,314,051	—	18,025	1,332,076
Tactical Defensive Alpha Fund	5,482,751	1,410,970	2,115,308	9,009,029

	For the period ended April 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Growth Allocation Fund	$223,675	$—	$—	$223,675
Tactical Income Fund	15,106,967	2	—	15,106,969
Oceana Fund	333,769	—	—	333,769
Monument Fund	71,389	—	—	71,389
Opportunity Fund	98,022	—	—	98,022
Unconstrained Income Fund	1,404,753	—	—	1,404,753
Tactical Defensive Alpha Fund	1,326,879	—	—	1,326,879

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Growth Allocation Fund	$327,417	$—	$—	$—	(64,292)	$263,125
Tactical Income Fund	792,604	—	(15,144,320)	(8,672,575)	(6,361,688)	(29,385,979)
Oceana Fund	64,691	—	(38,933)	(5,028,192)	(2,778)	(5,005,212)
Monument Fund	1,045,761	129,551	—	—	(30,879)	1,144,433
Opportunity Fund	398,815	—	—	(10,016,189)	(4,212)	(9,621,586)
Unconstrained Income Fund	—	—	(956,193)	(2,310,690)	(1,443,493)	(4,710,376)
Tactical Defensive Alpha Fund	—	—	—	(4,928,240)	(1,175,826)	(6,104,066)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Growth Allocation Fund	$—
Tactical Income Fund	15,144,320
Oceana Fund	38,933
Monument Fund	—
Opportunity Fund	—
Unconstrained Income Fund	956,193
Tactical Defensive Alpha Fund	—

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Growth Allocation Fund	$—	$—	$—	$138,063
Tactical Income Fund	8,054,347	618,228	8,672,575	8,236,664
Oceana Fund	2,156,563	2,871,629	5,028,192	—
Monument Fund	—	—	—	3,146,290
Opportunity Fund	3,407,527	6,608,662	10,016,189	1,152,021
Unconstrained Income Fund	2,310,685	5	2,310,690	2,326,568
Tactical Defensive Alpha Fund	1,532,724	3,395,516	4,928,240	—

Permanent book and tax differences, primarily attributable to the tax reclassification of Funds’ distributions resulted in reclassifications for the Funds for the year ended April 30, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Growth Allocation Fund	$—	$—
Tactical Income Fund	—	—
Oceana Fund	—	—
Monument Fund	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	—	—
Tactical Defensive Alpha Fund	(2,115,308)	2,115,308

NOTE 8. SECURITIES LENDING

The Tactical Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

As of October 31, 2020, the Tactical Income Fund loaned securities which were collateralized by cash and other securities. The value of securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical income Fund	$936,750	$955,650

*	The Tactical Income Fund received cash collateral of $955,650 which was subsequently invested in the Fidelity Investments Money Market Government Portfolio as reported in the Portfolios of Investments.

Securities Lending Transactions
Overnight and Continuous
Tactical Income Fund
Fidelity Investments Money Market Government Portfolio	$955,650

As of October 31, 2020, no securities were out on loan.

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2020, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 56.75%, 76.31%, 52.46%, 76.90%, 64.11% and 70.51% respectively of the voting securities of the Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

NOTE 10. FUND REORGANIZATION

The Board, after careful consideration, approved the reorganization of the Toews Tactical Growth Allocation Fund (“Growth Allocation Fund”), into the Monument Fund. The plan of reorganization provides for the transfer of all of the assets and the assumption of the liabilities of the Growth Allocation Fund by the Monument Fund. The following table illustrates the specifics of the reorganization that occurred on October 16, 2020:

		Shares Issued to	Monument Fund
Toews Tactical		Shareholders of		Combined
Growth Allocation Fund		Toews Tactical		(Post Merger)	Tax Status
Net Assets		Growth Allocation Fund	Pre Merger	Net Assets	of Transfer
$20,684,803	(1)	1,361,797	$127,156,025	$147,840,828	Non-taxable

(1)	Includes unrealized depreciation in the amount of $(28,995).

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2020 and held October 31, 2020

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	5/1/20	10/31/20	Period*	5/1/20	10/31/20	Period*	Ratio

Tactical Income Fund	$1,000.00	$1,051.00	$6.10	$1,000.00	$1,019.26	$ 6.01	1.18%
Tactical Oceana Fund	$1,000.00	$1,062.30	$6.50	$1,000.00	$1,018.90	$ 6.36	1.25%
Tactical Monument Fund	$1,000.00	$1,123.50	$6.80	$1,000.00	$1,018.80	$ 6.46	1.27%
Tactical Opportunity Fund	$1,000.00	$1,090.40	$6.59	$1,000.00	$1,018.90	$ 6.36	1.25%
Toews Unconstrained Income Fund	$1,000.00	$1,035.00	$6.41	$1,000.00	$1,018.90	$ 6.36	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$1,113.00	$6.66	$1,000.00	$1,018.90	$ 6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2020).

Toews Corporation Adviser to Toews Tactical Oceana Fund (Toews Tactical Oceana), Toews Tactical Income Fund (Toews Tactical Income), Toews Tactical Monument Fund (Toews Tactical Monument), Toews Tactical Opportunity Fund (Toews Tactical Opportunity), Toews Tactical Growth Allocation Fund (Toews Tactical Growth), Toews Unconstrained Income Fund (Toews Unconstrained Income), and Toews Defensive Alpha Fund (Toews Defensive Alpha)*

In connection with the regular meeting held on June 4-5, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Tactical Oceana, Toews Tactical Income, Toews Tactical Monument, Toews Tactical Opportunity, Toews Tactical Growth, Toews Unconstrained Income, and Toews Defensive Alpha (each a “Fund” and collectively referred to as the “Funds”). In considering the re- approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that Toews was founded in 1995 and managed approximately $1.8 billion in assets. The Trustees further noted that Toews specialized in designing and managing portfolios based on behavioral and tactical research. The Trustees reviewed the background information on the adviser’s key personnel, taking into consideration their education and financial industry experience. The Trustees considered that Toews investment process relied on technical analysis of target allocations to identify the proper weighting of a portfolio. The Trustees commented that Toews implemented a risk mitigation process to monitor concentration limits, diversification, liquidity, and margin-to-equity ratios. They noted that Toews had a multi-factor process for broker-dealer selection, which incorporated their best execution criteria. After further discussion, the Trustees agreed that Toews had the resources necessary to continue to provide quality service to the Funds for the benefit of shareholders.

Performance.

Toews Tactical Oceana. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund performed equal to its peer group median and underperformed its Morningstar category median and benchmark since inception. They further noted that the Fund outperformed all comparable metrics for the one-year and three-year periods. The Trustees noted that the Fund’s strategy was designed to avoid material market drawdowns and therefore its stronger performance in more recent time periods reflected that Toews was managing the Fund in accordance with its intended design. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Tactical Income. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund outperformed its Morningstar category and peer group medians over all time periods. They further noted that the Fund outperformed its benchmark in all time periods but since inception. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Tactical Monument. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund outperformed its Morningstar category and peer group medians over all time periods. They further noted that the Fund outperformed its benchmark in all time periods but since inception. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Tactical Opportunity. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its Morningstar category and peer group medians as well as its benchmark during the five-year and since inception periods. The Trustees further noted that the Fund outperformed all comparable metrics for the one-year period. The Trustees noted that the Fund’s strategy was designed to avoid material market drawdowns and therefore its stronger performance in more recent time periods reflected that Toews was managing the Fund in accordance with its intended design. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Tactical Growth. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its benchmark, as well as its Morningstar category and peer group medians during the since inception period. They discussed that the Fund’s recent comparative performance had improved, noting that the Fund outperformed all comparable metrics during the one-year period. After further discussion, it was the Trustees’ consensus that the Fund’s performance was satisfactory.

Toews Unconstrained Income. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its benchmark over the one-year, three-year, five-year, and since inception periods. The Trustees further noted that the Fund outperformed its peer group and Morningstar category medians for each time period. The Trustees acknowledged that the Fund’s risk metrics including standard deviation were in the top decile when compared to its Morningstar peers. After further discussion, it was the Trustees’ consensus that the Fund’s performance was satisfactory.

Toews Defensive Alpha. The Trustees discussed the Fund’s investment objectives and strategy. The Trustees noted that the Fund underperformed its benchmark, as well as its peer group and Morningstar category medians in the one-year period. The Trustees further noted that the Fund outperformed its peer group and Morningstar category medians over the three-year and since inception periods. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

Toews Tactical Oceana. The Trustees noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group and medians and averages. The Trustees reviewed the Fund’s net expense ratio and they commented that the expense ratio was lower than its Morningstar category and peer group medians and averages. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Tactical Income. The Trustees noted the Fund’s advisory fee of 1.00% was higher than the Fund’s Morningstar category median and average and slightly higher than its peer group median and average. They considered that the advisory fee was well within the range of both comparable groups. The Trustees discussed the Fund’s net expense ratio. They noted that it was higher than its Morningstar category median and average but lower than its peer group median and average. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Tactical Monument. The Trustees noted the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians and averages. The Trustees discussed the Fund’s net expense ratio. They noted that it was lower than both its Morningstar category and peer group medians and averages. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Tactical Opportunity. The Trustees noted the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians and averages. The Trustees discussed the Fund’s net expense ratio. They noted that it was lower than both its Morningstar category and peer group medians and averages. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Tactical Growth. The Trustees noted that the Fund’s advisory fee of 1.00% was equal to its peer group median and higher than its peer group average and its Morningstar category median and average. They observed that the advisory fee was well within the range of both comparable metrics. The Trustees discussed the Fund’s net expense ratio. They noted that it was higher than its peer group and Morningstar category medians and averages but within the range of both comparable metrics. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained Income. The Trustees noted that the Fund’s advisory fee of 1.00% was higher than its Morningstar category and peer group medians and averages. They discussed that the advisory fee was equal to the high of its peer group. The Trustees considered the Fund’s net expense ratio and commented that although it was higher than the Fund’s Morningstar category and peer group medians and averages, it was still within the range of both comparable metrics. After further discussion, the Trustees concluded the Fund’s advisory fee was not unreasonable.

Toews Defensive Alpha. The Trustees noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group medians and averages. The Trustees considered the Fund’s net expense ratio and they commented that it was lower than both its

Morningstar category and peer group medians and averages. After further discussion, the Trustees concluded the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale had been realized in connection with Toews’ advisory services. They noted that based on each Fund’s current asset sizes and profit levels, the absence of breakpoints was acceptable at this time. The Trustees agreed to revisit the matter of economies of scale at the next renewal of the advisory agreement and as each Fund’s size increases.

Profitability.

The Trustees reviewed the profitability analysis provided by Toews and Toews’ analysis of risks assumed in managing the Funds. With regard to each of the Toews Funds, the Trustees noted that the adviser realized a profit with respect to each Fund and varied based on the relative size of each Fund. The Trustees considered the adviser’s proprietary investment process implemented for each Fund as well as the significant resources that Toews devoted to the management of the Toews Funds. The Trustees agreed that although the profits realized by Toews in conjunction with its management of the Toews Fund were in some cases healthy, in each case they were not excessive.

Conclusion.

Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the Toews Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877- 558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER

Toews Corporation

1750 Zion Road

Suite 201

Northfield, NJ 08225

ADMINISTRATOR

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/21

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/7/21